Investments - Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major categories of net investment income
Total investment income	$ 1.7	$ 2.0	$ 2.1
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	1.6	1.9	2.0
Fixed maturity securities
Major categories of net investment income
Total investment income	1.7	1.9	2.0
Other
Major categories of net investment income
Total investment income	$ 0.0	$ 0.1	$ 0.1